Material Accounting Policy Information (Tables)	12 Months Ended
Mar. 31, 2026
Material Accounting Policy Information
Schedule of property plant and equipment

Property, plant and equipment are depreciated on straight-line basis over the estimated useful lives of the assets, at the following annual depreciation rates:

Furniture and fittings	10% - 20%
Office equipment	10% - 20%
Medical equipment	20%
Computer equipment	10% - 20%
Renovation	10% - 20%
Laboratory	10%
Air conditioner	10% - 20%
Mobile device	10% - 20%
Laboratory equipment	10% - 20%
Plant and machinery	10%
Computer and ICT	10% - 20%
Signboard	20%
Motor vehicles	20%